Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 51,396
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	50,032	£ 67,007
More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,251	2,732
Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	113	8,264
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Bank loans | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	19,726
Bank loans | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Bank loans | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Bank loans | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Finance lease obligations | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	14	23
Finance lease obligations | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7	21
Finance lease obligations | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	20
Finance lease obligations | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	48,502	40,243
Trade and other payables | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade and other payables | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,516	3,031
Deferred consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	1,515
Deferred consideration | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	3,984
Contingent consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	1,244	1,196
Contingent consideration | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	7,967
Contingent consideration | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Other liabilities | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	113	277
Other liabilities | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0